SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	7,056,972	5,966,204
Weighted Average Exercise Price, Beginning Balance	$ 3.07	$ 3.55
Number of warrants outstanding, Expired of warrants		(5,437)
Number of warrants outstanding, Exercise of warrants	(65,000) [1]	(630,161)
Number of warrants outstanding, ending balance	10,241,031	7,056,972
Weighted Average Exercise Price, Beginning Balance	$ 2.67	$ 3.07
November 2022 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,726,366
March 2023 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	1,034,463
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	2,214,596

[1]	During the six months ended June 30, 2023, the Company issued 65,000